PRIVATE PLACEMENTS (Details Narrative) - USD ($)	1 Months Ended
	Nov. 26, 2021	Sep. 30, 2022	Dec. 31, 2021
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price		$ 11.50	$ 11.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	2,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00
Sale of Stock, Consideration Received on Transaction	$ 2,500,000